FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

November 1, 2012

EDGAR FILING

U.S. Securities and Exchange Commission ("SEC")
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 384

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the "Registrant"), is Post-Effective Amendment No. 384 to the currently effective Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to change the Principal Investment Strategies section of each of the Merk Absolute Return Currency Fund and the Merk Currency Enhanced U.S. Equity Fund. The Investment Objective of the Merk Currency Enhanced U.S. Equity Fund is also changing.

The Registrant has elected that this filing be automatically effective January 1, 2013 pursuant to Rule 485(a)(1) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (207) 347-2075.

Very truly yours,

/s/ David Faherty

David Faherty

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